CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents (Note 4)	$ 10,616,058	$ 9,350,892
Marketable securities (Notes 5 and 6)	313,767	180,986
Deposits, advances and other	447,253	590,250
Total current assets	11,377,078	10,122,128
Property, plant and equipment, net (Note 7)	12,606,982	12,258,599
Total assets	23,984,060	22,380,727
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	1,387,327	1,549,905
Accrued interest	16,715	2,388
Total current liabilities	1,404,042	1,552,293
Convertible notes and interest notes (Note 10)	42,067,927	39,671,870
Other (Note 10)	1,012,491	1,012,491
Total liabilities	44,484,460	42,236,654
SHAREHOLDERS' EQUITY
Common shares	297,772,378	290,467,418
Contributed Surplus (Note 10)	30,435,625	30,435,625
Stock options (Note 9)	17,363,405	20,523,325
Accumulated deficit	(366,273,667)	(361,351,373)
Accumulated other comprehensive income	201,859	69,078
Total shareholders' deficit	(20,500,400)	(19,855,927)
Total liabilities and shareholders' equity	$ 23,984,060	$ 22,380,727